Schedule II Valuation and Qualifying Accounts (Details) - Deferred Tax Asset Valuation Allowance [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation And Qualifying Accounts
Beginning Balance	[1]	$ 334	$ 190	$ 206
Additions Charged (Credited) To Cost and Expenses		(110)	144	(16)
Additions Other		0	0	0
Deductions		0	0	0
Ending Balance	[1]	$ 224	$ 334	$ 190

[1]	Deducted from related assets.